Property, plant and equipment - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Expense relating to short-term leases and low value assets	€ 16	€ 16	€ 19
Cash outflow for leases, excluding short-term leases	€ 393	€ 348	€ 315
Office and industrial premises
Disclosure of detailed information about property, plant and equipment [line items]
Leased assets, percentage	89.00%
Vehicle fleet
Disclosure of detailed information about property, plant and equipment [line items]
Leased assets, percentage	11.00%